Performance Management	Mar. 30, 2026
Lyrical U.S. Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the Institutional Class shares of the U.S. Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index. How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the U.S. Fund’s website at www.lyricalvaluefunds.com.

Performance Past Does Not Indicate Future [Text]	How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the Institutional Class shares of the U.S. Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Bar Chart [Heading]	Institutional Class Shares – Annual Total Return Years Ended December 31*
Bar Chart [Table]

Bar Chart Footnotes [Text Block]
*	The U.S. Fund’s year-to-date return through December 31, 2025 is 17.84%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest:	28.09%	(quarter ended June 30, 2020)
Lowest:	(38.86%)	(quarter ended March 31, 2020)

Year to Date Return, Label [Optional Text]	The U.S. Fund’s year-to-date
Bar Chart, Year to Date Return	17.84%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	28.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(38.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
	One Year	Five Years	Ten Years
Institutional Class
Return Before Taxes	17.84%	12.79%	10.58%
Return After Taxes on Distributions	16.41%	12.20%	9.72%
Return After Taxes on Distributions and Sale of Fund Shares	11.57%	10.15%	8.47%
Investor Class
Return Before Taxes	17.57%	12.51%	9.06%
A Class			Since Inception (July 5, 2022)
Return before Taxes	10.78%	N/A	15.51%
C Class			Since Inception (July 5, 2022)
Return before Taxes	15.69%	N/A	16.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary.

Performance Availability Website Address [Text]	www.lyricalvaluefunds.com
Performance Availability Phone [Text]	1-888-884-8099
Lyrical International Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the International Fund’s website at www.lyricalvaluefunds.com.

Performance Past Does Not Indicate Future [Text]	How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index.
Bar Chart [Heading]	Institutional Class Shares – Annual Total Return Years Ended December 31*
Bar Chart [Table]

Bar Chart Footnotes [Text Block]
*	The International Fund’s year-to-date return through December 31, 2025 is 35.74%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest:	20.04%	(quarter ended December 31, 2022)
Lowest:	(14.30%)	(quarter ended June 30, 2022)

Year to Date Return, Label [Optional Text]	The International Fund’s year-to-date
Bar Chart, Year to Date Return	35.74%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.04%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(14.30%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception (March 2, 2020)
Institutional Class
Return Before Taxes	35.74%	8.66%	10.01%
Return After Taxes on Distributions	34.10%	7.76%	9.22%
Return After Taxes on Distributions and Sale of Fund Shares	22.68%	6.78%	7.95%
Investor Class			Since Inception (March 2, 2020)
Return Before Taxes	35.41%	8.41%	9.75%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.22%	8.92%	10.97%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary.

Performance Availability Website Address [Text]	www.lyricalvaluefunds.com
Performance Availability Phone [Text]	1-888-884-8099